Finance debt (Details 1) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Finance Debt
Short-term debt	$ 9
Current portion of long-term debt	3,626	$ 3,111
Accrued interest on short and long-term debt	494	465
Total	$ 4,129	$ 3,576